Property, Plant And Equipment (Changes In Net Carrying Amounts Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,896	$ 4,883
Additions	862	939
Transfers	(2)	(4)
Amortization	(915)	(909)
Disposals and writedown	(15)	(13)
Property, plant and equipment	4,826	4,896
Cable And Telecommunications Distribution System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,490	3,420
Additions	441	393
Transfers	215	265
Amortization	(625)	(585)
Disposals and writedown	(3)	(3)
Property, plant and equipment	3,518	3,490
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	358	368
Additions	146	214
Transfers	0
Amortization	(196)	(223)
Disposals and writedown	(4)	(1)
Property, plant and equipment	312	358
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46	60
Additions	8	6
Transfers	(1)	(1)
Amortization	(13)	(17)
Disposals and writedown	0	(2)
Property, plant and equipment	40	46
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	352	375
Additions	4	6
Transfers	2	1
Amortization	(29)	(30)
Disposals and writedown	(1)
Property, plant and equipment	328	352
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	230	199
Additions	24	63
Transfers	24	29
Amortization	(52)	(54)
Disposals and writedown	(15)	(7)
Property, plant and equipment	211	230
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	420	461
Additions	239	257
Transfers	(242)	(298)
Amortization	0
Disposals and writedown	0	0
Property, plant and equipment	$ 417	$ 420